Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000256474 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class Y
Trading Symbol	IMOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$11	0.20%^
^	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 436,950,223
Holdings Count | Holding	16	[2]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

C000256475 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class C
Trading Symbol	PIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.10%^
^	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[3]
Net Assets	$ 436,950,223
Holdings Count | Holding	16	[4]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

C000256473 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Solutions - Balanced Fund
Class Name	Class A
Trading Symbol	PIALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%^
^	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[5]
Net Assets	$ 436,950,223
Holdings Count | Holding	16	[6]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$436,950,223%
Total number of portfolio holdings	16^^
Portfolio turnover rate	13%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of January 31, 2026 )*
Balanced/Flexible	40.7%
International Equities	31.1%
Fixed Income	25.4%
U.S. Equities	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

C000256483 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.78%^
^	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[7]
Net Assets	$ 7,680,213,607
Holdings Count | Holding	564	[8]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256480 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.55%^
^	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%	[9]
Net Assets	$ 7,680,213,607
Holdings Count | Holding	564	[10]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256481 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PMFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.51%^
^	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[11]
Net Assets	$ 7,680,213,607
Holdings Count | Holding	564	[12]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256482 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.61%^
^	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[13]
Net Assets	$ 7,680,213,607
Holdings Count | Holding	564	[14]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$7,680,213,607%
Total number of portfolio holdings	564^^
Portfolio turnover rate	37%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Financials	30.1%
U.S. Government	18.0%
Information Technology	11.8%
Basic Materials	7.1%
Energy	5.8%
Health Care	5.4%
Industrials	4.6%
Consumer, Cyclical	4.2%
Consumer Discretionary	3.0%
Consumer Staples	2.6%
Mortgage Securities	2.1%
Utilities	2.0%
Foreign Government	1.5%
Real Estate	0.8%
Asset Backed Securities	0.7%
Communication Services	0.3%
Consumer, Non‑cyclical†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256535 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class Y
Trading Symbol	SYFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.65%^
^	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[15]
Net Assets	$ 291,363,050
Holdings Count | Holding	312	[16]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$291,363,050%
Total number of portfolio holdings	312^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of January 31, 2026 ) *
Collateralized Mortgage Obligations	39.2%
Asset Backed Securities	35.0%
U.S. Government and Agency Obligations	17.5%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256536 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Securitized Income Fund
Class Name	Class A
Trading Symbol	SIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%^
^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[17]
Net Assets	$ 291,363,050
Holdings Count | Holding	312	[18]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$291,363,050%
Total number of portfolio holdings	312^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of January 31, 2026 ) *
Collateralized Mortgage Obligations	39.2%
Asset Backed Securities	35.0%
U.S. Government and Agency Obligations	17.5%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

C000256623 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class A
Trading Symbol	AOBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.92%^
^	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[19]
Net Assets	$ 442,313,903
Holdings Count | Holding	785	[20]
Investment Company Portfolio Turnover	19.00%	[21]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

C000256620 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class C
Trading Symbol	PCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.67%^
^	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.67%	[22]
Net Assets	$ 442,313,903
Holdings Count | Holding	785	[23]
Investment Company Portfolio Turnover	19.00%	[24]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

C000256621 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class R6
Trading Symbol	PCBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.62%^
^	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[25]
Net Assets	$ 442,313,903
Holdings Count | Holding	785	[26]
Investment Company Portfolio Turnover	19.00%	[27]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

C000256622 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Balanced Fund
Class Name	Class Y
Trading Symbol	AYBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.72%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[28]
Net Assets	$ 442,313,903
Holdings Count | Holding	785	[29]
Investment Company Portfolio Turnover	19.00%	[30]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2026)
Fund net assets	$442,313,903%
Total number of portfolio holdings	785^^
Portfolio turnover rate	19%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2026 )*
Information Technology	18.5%
Financials	15.9%
U.S. Government	10.1%
Consumer Discretionary	9.0%
Communication Services	8.9%
Health Care	8.3%
Industrials	7.7%
Mortgage Securities	3.7%
Asset Backed Securities	3.4%
Consumer Staples	2.9%
Energy	2.9%
Basic Materials	2.8%
Utilities	1.7%
Consumer, Cyclical	1.5%
Real Estate	1.4%
Foreign Government	0.5%
Affiliated Closed-End Fund∞	0.4%
Consumer, Non-cyclical	0.3%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

[1]	Annualized
[2]	Excluding short‑term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short‑term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short‑term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short‑term investments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short‑term investments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short‑term investments and all derivative contracts except for options purchased.
[13]	Annualized
[14]	Excluding short‑term investments and all derivative contracts except for options purchased.
[15]	Annualized
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	Annualized
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	Annualized
[20]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[21]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[22]	Annualized
[23]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[24]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[25]	Annualized
[26]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[27]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[28]	Annualized
[29]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[30]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.